Subsequent events (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Shares Re-Purchased		124,849	213,498	164,311
Common stock aggregate purchase price		$ 364	$ 572	$ 368
Subsequent Event [Member]
Shares Re-Purchased	17,404
Common stock aggregate purchase price	$ 47,000